Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Derivative financial instruments
Derivative financial instruments

13.     Derivative financial instruments

The following table details quantitative information on the notional amounts and carrying amounts of the derivative instruments used for hedging by type of risk hedged and type of hedge:

	December 31, 2019
		Carrying amount of the
		hedging instruments
	Nominal
	Amount	Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	398,333	407	(805)
Cash flow hedges	123,000	—	(1,098)
Interest rate and foreign exchange risk
Fair value hedges	346,844	10,125	(8,527)
Cash flow hedges	23,025	—	(1,670)
Foreign exchange risk
Cash flow hedges	72,391	625	(2,552)
Net investment	2,080	-	(23)
	965,673	11,157	(14,675)

	December 31, 2018
		Carrying amount of the
		hedging instruments
	Nominal
	Amount	Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	433,500	108	(6,134)
Cash flow hedges	460,000	513	(3,276)
Interest rate and foreign exchange risk
Fair value hedges	226,757	1,134	(15,994)
Cash flow hedges	23,025	—	(1,384)
Foreign exchange risk
Cash flow hedges	176,311	933	(7,177)
Net investment	6,183	—	(78)
	1,325,776	2,688	(34,043)
(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.

The hedging instruments detailed in the tables above are presented in the consolidated statement of financial position as derivative financial instruments - assets or derivative financial instruments - liabilities.

As part of the financial risk management, the Bank uses the following hedging relationships:

-	Fair value hedge
-	Cash flow hedge
-	Net investment hedge

For control purposes, derivative instruments are recorded at their nominal amount in memoranda accounts.  Interest rate swaps are made either in a single currency or cross currency for a prescribed period to exchange a series of interest rate flows, which involve fixed for floating interest payments, and vice versa.  The Bank also engages in certain foreign exchange forward contracts to serve customers’ transaction needs and to manage foreign currency risk.  All such positions are hedged with an offsetting contract for the same currency.

The Bank manages and controls the risks on these foreign exchange trades by establishing counterparty credit limits by customer and by adopting policies that do not allow for open positions in the loan and investment portfolio.  The Bank also uses foreign exchange forward contracts to hedge the foreign exchange risk associated with the Bank’s equity investment in a non-U.S. dollar functional currency foreign entity. Derivative and foreign exchange forward instruments negotiated by the Bank are executed mainly over-the-counter (OTC). These contracts are executed between two counterparties that negotiate specific agreement terms, including notional amount, exercise price and maturity.

A.Fair value hedge

This type of hedge is used to mitigate the risk of changes in foreign exchange currency rates, as well as changes in interest rate risk. Within the derivative financial instruments used by the Bank for fair value hedging are interest rate swap contracts whereby a series of interest rate flows in a single currency are exchanged over a prescribed period and cross currency swaps contracts that generally involve the exchange of both interest and principal amounts in two different currencies.

The Bank’s exposure to interest rate risk is disclosed in Note 5(C)(i). Interest rate risk to which the Bank applies hedge accounting arises from fixed-rate euro medium term notes and other long-term notes issuances (“Certificados Bursatiles”), fixed-rate loans and advances, whose fair value fluctuates when benchmark interest rates change. The Bank hedges interest rate risk only to the extent of benchmark interest rates because the changes in fair value of a fixed-rate note or loan are significantly influenced by changes in the benchmark interest rate. Hedge accounting is applied where economic hedging relationships meet the hedge accounting criteria.

Before fair value hedge accounting is applied by the Bank, the Bank determines whether an economic relationship between the hedged item and the hedging instrument exists based on an assessment of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. The Bank considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. The Bank assesses whether the fair value of the hedged item and the hedging instrument respond similarly to similar risks. The Bank further supports this qualitative assessment by using regression analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item.  The sources of ineffectiveness  mainly come from forward rates, discount rates and cross currency basis (cost of the operation).

The following table details the notional amounts and carrying amounts of derivative instruments used in fair value hedges by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2019
				Change in fair value
		Carrying amount of the		used to calculate	Ineffectiveness
	Nominal	hedging instruments		hedge	recognized in
	Amount	Asset (1)	Liability (2)	ineffectiveness (3)	profit or loss (3)
Interest rate risk
Loan	13,333	—	(166)	(127)	(9)
Securities at FVOCI	5,000	—	(45)	(97)	(17)
Borrowings and debt	380,000	407	(594)	5,203	(65)
Interest rate and foreign exchange risk
Loan	6,430	276	—	(482)	(214)
Borrowings and debt	340,414	9,849	(8,527)	7,234	55
Total	745,177	10,532	(9,332)	11,731	(250)

	December 31, 2018
				Change in fair value
		Carrying amount of the		used to calculate	Ineffectiveness
	Nominal	hedging instruments		hedge	recognized in
	Amount	Asset (1)	Liability (2)	ineffectiveness (3)	profit or loss (3)
Interest rate risk
Loan	66,000	10	(64)	(66)	31
Securities at FVOCI	12,500	98	—	114	(228)
Borrowings and debt	355,000	—	(6,070)	(1,118)	43
Interest rate and foreign exchange risk
Loan	11,484	1,134	—	(310)	(610)
Borrowings and debt	215,273	—	(15,994)	(1,085)	(323)
Total	660,257	1,242	(22,128)	(2,465)	(1,087)

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in the consolidated statement of profit or loss is the line Loss on financial instruments, net.

The following table details the notional amounts and carrying amounts of the hedged items at fair value by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2019
				Accumulated amount	Change in fair
				of fair value hedge	value of the hedged
	Carrying amount of		Line in the consolidated statement of	adjustments included	items used to
	hedged items		financial position that includes the	in the carrying amount	calculate hedge
	Asset	Liability	carrying amount of the hedged items	of the hedged items	ineffectiveness (1)
Interest rate risk
Loan	13,583	—	Loans, net	158	118
Securities at FVOCI	5,142	—	Securities and other financial assets, net	94	80
Borrowings and debt	—	(381,587)	Borrowings and debt, net	18	(5,268)
Interest rate and foreign exchange risk	—	—			—
Loan	6,202	—	Loans, net	(495)	268
Borrowings and debt	—	(336,117)	Borrowings and debt, net	(973)	(7,179)
Total	24,927	(717,704)		(1,198)	(11,981)

	December 31, 2018
				Accumulated amount	Change in fair
				of fair value hedge	value of the hedged
	Carrying amount of		Line in the consolidated statement of	adjustments included	items used to
	hedged items		financial position that includes the	in the carrying amount	calculate hedge
	Asset	Liability	carrying amount of the hedged items	of the hedged items	ineffectiveness (1)
Interest rate risk
Loan	66,208	—	Loans, net	97	97
Securities at FVOCI	11,958	—	Securities and other financial assets, net	(298)	(342)
Borrowings and debt	—	(350,263)	Borrowings and debt, net	5,286	1,161
Interest rate and foreign exchange risk	—	—
Loan	10,616	—	Loans, net	(1,148)	(300)
Borrowings and debt	—	(199,901)	Borrowings and debt, net	15,005	762
Total	88,782	(550,164)		18,942	1,378

(1)	Included in the consolidated statement of profit or loss is the line Loss on financial instruments, net.

The following table details the maturity of the notional amount for the derivative instruments used in fair value hedges:

	December 31, 2019
		Foreign
		exchange and
	Interest rate	interest
Maturity	swaps	rate risks	Total
Fair value hedge
Less to 1 year	350,000	—	350,000
1 to 2 years	48,333	—	48,333
2 to 5 years	—	346,844	346,844
Total	398,333	346,844	745,177

	December 31, 2018
		Foreign
		exchange and
	Interest rate	interest
Maturity	swaps	rate risks	Total
Fair value hedge
Less to 1 year	4,500	146,505	151,005
1 to 2 years	400,000	—	400,000
2 to 5 years	29,000	10,419	39,419
More than 5 years	—	68,768	68,768
Total	433,500	225,692	659,192

B.Cash flow hedge

This type of hedge is used to mitigate the risk of changes in foreign exchange currency rates, as well as changes in interest rate risk, that could include variability in the future cash flows. Within the derivative financial instruments used by the Bank for a cash flow hedging are interest rate swaps contracts whereby a series of interest rate flows in a single currency are exchanged over a prescribed period, cross currency swaps contracts that generally involve the exchange of both interest and principal amounts in two different currencies, and foreign exchange forward contracts, an agreement to purchase or sell foreign currency at a future date at agreed-upon terms.

The Bank’s exposure to market risk is disclosed in Note 5 (C) (ii). The Bank determines the amount of the exposure to which it applies hedge accounting by assessing the potential impact of changes in interest rates and foreign currency exchange rates on the future cash flows. This assessment is performed using analytical techniques, such as cash flow sensitivity analysis. As noted above for fair value hedges, by using derivative financial instruments to hedge exposures to changes in interest rates and foreign currency exchange rates, the Bank exposes itself to credit risk of the counterparties to the derivatives, which is not offset by the hedged items. This exposure is managed similarly to that off fair value hedges.

The Bank determines whether an economic relationship exists between the cash flows of the hedged item and hedging instrument based on an assessment of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. The Bank considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. The Bank assesses whether the cash flows of the hedged item and the hedging instrument respond similarly to the hedged risk, such as the benchmark interest rate or foreign currency. The Bank further supports this qualitative assessment by using sensitivity analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the present value of the hedged item. The Bank assesses hedge effectiveness using the hypothetical derivative method, which creates a derivative instrument to serve as a proxy for the hedged transaction. The terms of the hypothetical derivative match the critical terms of the hedged item and it has a fair value of zero at inception. The sources of ineffectiveness arise mainly because of the differences in discount rates (OIS - Overnight Index Swap).

The maximum length of time over which the Bank has hedged its exposure to the variability in future cash flows on forecasted transactions is 8.3 years.

The Bank recognized the lifetime associated cost of the foreign exchange forward contracts into interest income, in profit or loss, as an adjustment to the yield on hedged items creating an accumulated reserve in OCI, reclassified to profit or loss at their maturity.  The Bank estimates that approximately $241 thousand are expected to be reclassified into profit or loss during the year ending December 31, 2020.

The Bank recognized the lifetime associated cost of the foreign exchange forward contracts into interest expense, in profit or loss, as an adjustment to the yield on hedge items creating an accumulated reserve in OCI, reclassified to profit or loss at their maturity. The Bank estimates that approximately $6 thousand are expected to be reclassified into profit or loss during the year ending December 31, 2020.

The following table details the notional amounts and carrying amounts of derivative instruments used in cash flow hedges by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2019
				Change in fair	Changes in the		Amount
		Carrying amount of		value used for	fair value of the	Ineffectiveness	reclassified
		hedging instruments		calculating	hedging instruments	recognized	from the hedge
	Nominal			hedge	recognized in	in profit or	reserve to profit
	amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	loss (4)	or loss (4)
Interest rate risk
Borrowings and debt	123,000	—	(1,098)	(1,459)	(1,458)	1	39
Interest rate and foreign exchange risk
Borrowings and debt	23,025	—	(1,670)	(284)	(283)	1	—
Foreign exchange risk
Loans	72,391	625	(2,552)	(2,346)	(2,344)	2	(1,070)
Deposits	—	—	—	—	—	—	(5,545)
Total	218,416	625	(5,320)	(4,089)	(4,085)	4	(6,576)

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in equity in the consolidated statement of financial position on the line Other comprehensive income
(4)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

	December 31, 2018
					Changes in the
				Change in fair	fair value of the		Amount
				value used for	hedging		reclassified
		Carrying amount of		calculating	instruments	Ineffectiveness	from the hedge
	Nominal	hedging instruments		hedge	recognized in	recognized in	reserve to
	amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	profit or loss (4)	profit or loss (4)
Interest rate risk
Borrowings and debt	460,000	513	(3,276)	847	847	—	183
Interest rate and foreign exchange risk
Borrowings and debt	23,025	—	(1,384)	(2,246)	(2,246)	—	—
Foreign exchange risk
Loans	51,962	814	(1,513)	(626)	(626)	—	2,700
Deposits	124,349	119	(5,664)	(7,196)	(7,196)	—	4,414
Total	659,336	1,446	(11,837)	(9,221)	(9,221)	—	7,297

The following table details the nominal amounts and carrying amounts of the cash flow hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2019
			Line in the consolidated
			statement of financial	Change in the fair value of
	Carrying amount of		position that includes the	the hedged items used to
	hedged items		carrying amount of	to calculate the hedge	Cash flow hedge
	Asset	Liability	the hedged items	ineffectiveness (4)	reserve
Interest rate risk
Borrowings and debt	—	(70,110)	Borrowings and debt, net	1,458	1,072
Interest rate and foreign exchange risk
Borrowings and debt	—	(21,234)	Borrowings and debt, net	283	(5)
Foreign exchange risk
Loan	73,861	—	Loans, net	2,344	263
Borrowings and debt	—	—	Deposit	—	—
Total	73,861	(91,344)		4,085	1,330

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in equity in the consolidated statement of financial position on the line Other comprehensive income.
(4)	Included in the consolidated statement of profit or loss under the line of Loss on financial instruments, net.

	December 31, 2018

			Line in the consolidated
			statement of financial	Change in the fair value of
	Carrying amount of		position that includes the	the hedged items used to
	hedged items		carrying amount of	calculate the hedge	Cash flow hedge
	Asset	Liability	the hedged items	ineffectiveness (1)	reserve
Interest rate risk
Borrowings and debt	—	(390,516)	Borrowings and debt, net	(847)	(427)
Interest rate and foreign exchange risk
Borrowings and debt	—	(42,554)	Borrowings and debt, net	2,246	(19)
Foreign exchange risk
Loans	52,128	—	Loans, net	626	(19)
Borrowings and debt		(108,422)	Deposit	7,196	2,373
Total	52,128	(541,492)		9,221	1,908

(1) Included in the consolidated statement of profit and loss or the line Loss on financial instruments, net.

The following table details the maturity of the derivative instruments used in cash flow hedges:

	December 31, 2019
			Foreign
			exchange and
	Foreign	Interest rate	interest
Maturity	exchange risk	swaps	rate risks	Total
Cash flowhedge
Less to 1 year	74,471	63,000	23,025	160,496
1 to 2 years	—	40,000	—	40,000
2 to 5 years	—	20,000	—	20,000
Total	74,471	123,000	23,025	220,496

	December 31, 2018
			Foreign
			exchange and
	Foreign	Interest rate	interest
Maturity	exchange risk	swaps	rate risks	Total
Cash flowhedge
Less to 1 year	177,333	337,000	—	514,333
1 to 2 years	5,161	63,000	23,025	91,186
2 to 5 years	—	60,000	—	60,000
Total	182,494	460,000	23,025	665,519

C.Net investment hedge

A foreign currency exposure arises from a net investment either in a subsidiary that has a different functional currency from that of the Bank or in a financial instrument in a foreign currency designated at FVOCI.  The hedge risk in the net investment hedge is the variability in the US dollar against any other foreign currency that will result in a reduction in the carrying amount.

The Bank’s policy is to hedge the net investment only to the extent of the debt principal; therefore, the hedge ratio is established by aligning the principal amount in foreign currency of the debt with the carrying amount of the net investment that is designated.

When the hedging instrument is a forward foreign exchange contract, the Bank establishes a hedge relationship where the notional of the forward foreign exchange contract matches the carrying amount of the designated net investment. The Bank ensures that the foreign currency in which the hedging instrument is denominated is the same as the functional currency of the net investment. The only source of ineffectiveness that is expected to arise from these hedging relationships is due to the effect of the counterparty and the Bank’s own credit risk on the fair value of the derivative.

The following table details the notional amount and carrying amount of the derivative instruments used as net investment hedge by type of risk and hedged item, along with changes during the period used to determine and recognize the ineffectiveness of the hedge:

December 31, 2019
		Carrying amount of			Changes in the
		hedging instruments			fair value of the		Amount
				Change in fair	hedging		reclassified from
				value used to	instruments	Ineffectiveness	the hedge reserve
	Nominal			calculate hedge	recognized in	recognized in	to profit or
	Amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	profit or loss (4)	loss (4)
Foreign exchange risk
Net investment	2,080	—	(23)	(23)	(23)	—	(78)
Total	2,080	—	(23)	(23)	(23)	—	(78)

December 31, 2018
		Carrying amount of			Changes in the
		hedging instruments			fair value of the		Amount
				Change in fair	hedging		reclassified from
				value used to	instruments	Ineffectiveness	the hedge reserve
	Nominal			calculate hedge	recognized in	recognized in	to profit or
	Amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	profit or loss (4)	loss (4)
Foreign exchange risk
Net investment	6,183	—	(78)	(78)	(78)	—	50
Total	6,183	—	(78)	(78)	(78)	—	50

Derivative instruments used in net investment hedges at the period ending in 2019 and 2018 have a maturity of less than 30 days.

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in equity in the consolidated statement of financial position on the line Other comprehensive income.
(4)	Included in the consolidated statement of profit or loss under the line of Loss on financial instruments, net.

The following table details the nominal value and carrying amount of the net investment hedged items by type of risk and hedged item, along with changes during the period used to determine and recognize the ineffectiveness of the hedge:

December 31,2019
	Carrying amount items		Line in the	Change in
	designated as hedged		consolidated	the fair
			statement of	value of the
			financial position	hedged
			that includes the	items used to
			carrying value of	recognise	Cash flow hedge
	Asset	Liability	the item hedged	ineffectiveness (1)	reserve
Foreign exchange risk
Net investment	1,889	—	Securities and other financial assets, net	23	23
Total	1,889	—		23	23

December 31, 2018
	Carrying amount items			Change in
	designated as hedged			the fair
			Line in the	value of
			consolidated	the
			statement of	hedged
			financial position	items used
			that includes the	to	Cash flow
			carrying value of	recognise	hedge
	Asset	Liability	the item hedged	ineffectiveness (1)	reserve
Foreign exchange risk
Net investment	6,273		Securities and other financial assets, net	78	78
Total	6,273	—		78	78

(1)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.